Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Net loss before income taxes	$ (1,779,217)	$ (827,199)	$ (2,219,468)	$ (4,459,789)
United States federal statutory income tax rate of 21%			$ (466,088)	(936,555)
United States federal statutory tax rate, percent			21.00%
State income tax benefit, net of federal benefit			$ (58,470)	(8,418)
Arkansas tax benefit, net of federal tax benefit, percent			2.60%
Deferred state income taxes, no federal benefit			$ (172,158)
Deferred state income taxes, no federal benefit, percent			7.80%
Permanent differences, net				583,678
Valuation allowance charges affecting the provision for income taxes			$ 1,476,893	44,277,923
Changes in valuation allowance, percent			(66.50%)
Change in fair market value of warrant liability			$ (277,383)
Change in fair market value of warrant liability, percent			12.50%
Gain on extinguishment of forward purchase derivative and exchange of debt			$ (700,605)
Gain on extinguishment of forward purchase derivative and exchange of debt, percent			31.60%
Costs incurred to secure financing			$ 168,000
Costs incurred to secure financing, percent			(7.60%)
Other			$ (52,114)	(56,942)
Other, percent			2.40%
Prior year true up of deferred taxes			$ 23,455
Prior year true up of deferred taxes, percent			(1.00%)
Income tax (benefit) expense			$ (58,470)	$ 43,859,686
Prior year true up of deferred taxes, percent			2.60%